SUPPLEMENT DATED APRIL 16, 2019
TO

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS ACCESS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

The Franklin Founding Funds Allocation VIP Fund that is available as an investment option under your Contract or Certificate will change its name to the Franklin Allocation VIP Fund on or about May 1, 2019.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.